Contract Liabilities	6 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

14. CONTRACT LIABILITIES

	June 30, 2025		December 31, 2024
	USD	AED	AED
Future General Trading LLC -Machinery Investment	537,604	1,974,081	1,974,081
Future General Trading LLC -Autonomous Investment	3,282,925	12,054,900	12,054,900
	3,820,529	14,028,981	14,028,981

Below we describe the two agreements in detail.

14.1 Future General Trading LLC — Autonomous Investment

This agreement is made effective as of April 26, 2023. The primary purpose of this investment financed by Future General Trading LLC, is to finance the development and production of Autonomous Police Patrols. These robots will be used as Autonomous Police Patrols and other commercial robotic applications, including crime detection and security software called Microspot. The Company will pay the investor, Future General Trading LLC, royalty of 25% of the total selling price of each unit sold until the investment amount is paid back, and thereafter 25% of the margin on each unit sold in perpetuity. The Company will receive the financial commitment as follows;

Total Agreed Investment Amount: $3.3 million (AED 12.1 million)

●	$500,000 (AED 1,836,000) in Month 1
●	$275,000 (AED 1,009,800) monthly from Month 2 to Month 9

●	$200,000 (AED 734,400) monthly from Month 10 to Month 12

June 30, 2025, the total amount received under this agreement was approximately AED 12.1 million.

All items will be delivered. The Company expects the delivery date in the fourth quarter of fiscal year-end 2025.

14.2 Future General Trading LLC — Machinery Investment

This agreement is made effective as of November 18, 2023. The primary purpose of this investment is to fund the purchase and installation of a DMG Mori DMU 75 Monoblock CNC machine and a TPM 600P SLS 3D Printing machine, collectively referred to as “the Machines”. This is expected to significantly improve the production capabilities of Micropolis, for legal support, staffing, production, quality control and reporting.

The total agreed investment amount is USD 774,800 (AED 2.8 million). The Company and the investors also agreed to form subsequently a Special purpose vehicle (SPV), and investor will have 50% stake in that SPV. However, due to the delay in the project and the machine arrival, the total amount received under this agreement was approximately AED 2.0 million.

The Company received the TPM 600P SLS 3D Printing machine in March 2024. and the company received the DMU 75 Monoblock CNC machine in February 2025 and was put into operation the same month.

The table below summarizes the maturities of the Company’s contract liabilities at June 30, 2025 and 2024:

	Less than	One to two
June 30, 2025	one year	year	Total
	AED	AED	AED
Contract liabilities in AED	14,028,981	-	14,028,981
Amount in USD	3,820,529	-	3,820,529

December 31, 2024	Less than one year	One to two year	Total
	AED	AED	AED
Contract liabilities in AED	14,028,981	-	14,028,981